Stock-Based Compensation - CEC Restricted Stock and Restricted Stock Unit Activity (Details) - Restricted stock units and awards - $ / shares		3 Months Ended		12 Months Ended
		Mar. 31, 2017		Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Units Granted in Period		0
Parent [Member]
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Units Outstanding, Beginning balance		8,447,922		6,329,435
Units Granted in Period				6,101,421
Units Vested in Period				(3,075,606)
Units Forfeited in Period				(907,328)
Units Outstanding, Ending balance		5,886,330	[1]	8,447,922
Fair Value, Outstanding, Beginning balance		$ 7.95	[2]	$ 12.06
Grants in Period, Weighted Average Grant Date Fair Value				6.35
Vested in Period, Weighted Average Grant Date Fair Value				12.78
Forfeitures, Weighted Average Grant Date Fair Value				9.50
Fair Value, Outstanding, Ending balance	[2]	$ 8.00		$ 7.95

[1]	There were no grants of stock options or restricted stock units related to CEC common stock during the three months ended March 31, 2017.
[2]	Represents weighted average exercise price for stock options and weighted average fair value for restricted stock units.